BetaBuilders USD Investment Grade Corporate Bond ETF Average Annual Total Returns		12 Months Ended	27 Months Ended	32 Months Ended	50 Months Ended	58 Months Ended	60 Months Ended	83 Months Ended	85 Months Ended	103 Months Ended	112 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.85%	4.25%	(0.05%)	0.07%	(0.36%)	1.96%	2.12%	1.76%	1.60%	2.01%
BLOOMBERG US CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.77%					(0.09%)		3.34%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.64%					(0.25%)		3.19%
Performance Inception Date	Dec. 12, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.45%					(1.93%)		1.41%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.49%					(0.90%)		1.71%